Notes Related to the Consolidated Statements of Financial Position - Schedule of Other Intangible Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 603	€ 1,613	€ 53
Ending balance	589	603	1,613
GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,876	1,833	234
Increase	2	16	3
Decrease	0	0	0
FX rate impact	(1)	0	0
Reclassification	0	27	1,596
Ending balance	1,877	1,876	1,833
ACCUMULATED AMORTIZATION AND DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,273)	(220)	(181)
Decrease	0	0	0
FX rate impact	1	0	0
Increase	(16)	(1,053)	(39)
Ending balance	(1,288)	(1,273)	(220)
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	603	1,613	53
Ending balance	587	603	1,613
Other intangible assets | GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,876	1,833	234
Increase	0	16	3
Decrease	0	0	0
FX rate impact	(1)	0	0
Reclassification	0	27	1,596
Ending balance	1,875	1,876	1,833
Other intangible assets | ACCUMULATED AMORTIZATION AND DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,273)	(220)	(181)
Decrease	0	0	0
FX rate impact	1	0	0
Increase	(16)	(1,053)	(39)
Ending balance	(1,288)	(1,273)	(220)
Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	0
Ending balance	2	0	0
Intangible assets in progress | GROSS VALUE
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	0
Increase	2	0	0
Decrease	0	0	0
FX rate impact	0	0	0
Reclassification	0	0	0
Ending balance	2	0	0
Intangible assets in progress | ACCUMULATED AMORTIZATION AND DEPRECIATION
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0	0	0
Decrease	0	0	0
FX rate impact	0	0	0
Increase	0	0	0
Ending balance	€ 0	€ 0	€ 0